Income Taxes - Reconciliation of the unrecognized tax benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024
Income Taxes
Beginning gross UTBs	$ 3,203,000	$ 3,106,000
Additions for tax positions taken in a prior year		(35,000)
Additions for tax provision taken in the current year	319,000	1,093,000
Adjustments for tax positions for changes in currency translation	95,000	(223,000)
Reductions for tax positions taken in the prior year	1,051,000	(270,000)
Reductions for tax positions taken in the prior year due to statutes lapsing	(1,585,000)	(468,000)
Ending gross UTBs	3,083,000	3,203,000
UTBs offset by deferred tax assets and/or valuation allowance	(1,419,000)	(1,714,000)
Net UTBs	1,664,000	1,489,000
Amount of unrecognized tax benefits that, if recognized, would affect effective tax rate	1,700,000		$ 1,700,000
Accrued interest and penalties	$ 522,000	$ 449,000